INVENTORIES	12 Months Ended
Sep. 30, 2015
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of September 30,
	2014	2015
	US$	US$
Books and other goods	968	1,373
Paper and other raw materials	121	173
Less: inventory provisions for slow-moving and obsolescence	(640)	(675)

	449	871

Inventories provision provided in the years ended September 30, 2013, 2014 and 2015 were US$67, US$527 and US$58, respectively.